Share-based compensation - Number and weighted-average exercise prices of share options under share option programs (Details)		12 Months Ended
	Jan. 20, 2021 Options	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares
Wtd. Average Exercise Price
Average remaining contractual life		8 years 7 months 6 days
Time-vested Options
Options
Options outstanding at beginning of period			2,005
Cancelled			(2,005)
Options outstanding at end of period
Wtd. Average Exercise Price
Weighted average Exercise price of share options outstanding at beginning of period			$ 500
Cancelled (in dollars per share)			$ 500
Weighted average Exercise price of share options outstanding at end of period
Exercise price for outstanding stock options
Performance-based Options
Options
Options outstanding at beginning of period			1,620
Cancelled			(1,620)
Options outstanding at end of period
Wtd. Average Exercise Price
Weighted average Exercise price of share options outstanding at beginning of period			$ 1,000
Cancelled (in dollars per share)			$ 1,000
Weighted average Exercise price of share options outstanding at end of period
Exercise price for outstanding stock options
Share Options (Alignment Grant)
Options
Options outstanding at beginning of period		6,478,761
Granted	6,478,761		6,478,761
exercised		71,086
Options outstanding at end of period		6,407,675	6,478,761
Wtd. Average Exercise Price
Weighted average Exercise price of share options outstanding at beginning of period		$ 8.30
Granted (in dollars per share)			$ 8.30
Exercised (in dollars per share)		18.59	8.30
Weighted average Exercise price of share options outstanding at end of period		8.30	8.30
Exercise price for outstanding stock options		8.30	$ 8.30
Minimum
Wtd. Average Exercise Price
Exercise prices for the share options outstanding		5.79
Maximum
Wtd. Average Exercise Price
Exercise prices for the share options outstanding		$ 11.58